Investments in Associates and Joint Ventures - Additional Information (Details) - Daegu Green Power Co., Ltd.	12 Months Ended
Dec. 31, 2025
Time Period One [Member]
Disclosure Of Investments in Associates and Joint Ventures [Line Items]
Duration from the date of investment after which the rights to purchase the shares may be exercised	5 years
Time Period Two [Member]
Disclosure Of Investments in Associates and Joint Ventures [Line Items]
Duration from the date of investment after which the rights to purchase the shares may be exercised	10 years
Time Period Three [Member]
Disclosure Of Investments in Associates and Joint Ventures [Line Items]
Duration from the date of investment after which the rights to purchase the shares may be exercised	13 years